Feb. 28, 2018

GOLDMAN SACHS TRUST II

Goldman Sachs Multi-Manager Non-Core Fixed Income Fund

Goldman Sachs Multi-Manager Real Assets Strategy Fund

(the “Funds”)

Supplement dated September 17, 2018 to the

Prospectus dated February 28, 2018, as supplemented

The Board of Trustees of Goldman Sachs Trust II recently approved changes to the Funds’ benchmark indexes.

Accordingly, effective immediately, the Funds’ Prospectus is revised as follows:

The following replaces the first paragraph under “Goldman Sachs Multi-Manager Real Assets Strategy Fund—Summary—Additional Information”:

The Fund’s benchmark index is the Multi-Manager Real Assets Strategy Composite Dynamic Index, which is comprised of the FTSE EPRA/NAREIT Developed Index (Net, USD, Unhedged) and the Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged). The constituent indexes of the Multi-Manager Real Assets Strategy Composite Dynamic Index are weighted in accordance with the relative market capitalizations of each constituent index (as determined by the constituent index providers) as of the last business day of the previous calendar year.

The following replaces the first sentence in the first paragraph under “Goldman Sachs Multi-Manager Real Assets Strategy Fund—Summary—Performance”:

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class R6 Shares from year to year; and (b) how the average annual total returns of the Fund’s Class R6 Shares compare to the Multi-Manager Real Assets Strategy Composite Dynamic Index, a custom primary benchmark comprised of the FTSE EPRA/NAREIT Developed Index (Net, USD, Unhedged) and the Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged), as weighted in accordance with the relative market capitalizations of each constituent index (as determined by the constituent index providers) as of the last business day of the previous calendar year. Prior to September 17, 2018, the Fund’s benchmark was the Multi-Manager Real Assets Strategy Composite Index (comprised of the FTSE EPRA/NAREIT Developed Index (Net, USD, Unhedged) (50%) and the Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged) (50%)). The Investment Adviser believes that the Multi-Manager Real Assets Strategy Composite Dynamic Index is a more appropriate benchmark against which to measure the performance of the Fund, as compared to the Multi-Manager Real Assets Strategy Composite Index.

The following replaces in its entirety the table under “Goldman Sachs Multi-Manager Real Assets Strategy Fund—Summary—Average Annual Total Return”:

For the period ended December 31, 2017	1 Year	Since Inception
Class R6 Shares (Inception 06/30/15)
Returns Before Taxes	12.96%	1.85%
Returns After Taxes on Distributions	11.46%	0.95%
Returns After Taxes on Distributions and Sale of Fund Shares	7.86%	1.22%
Multi-Manager Real Assets Strategy Composite Dynamic Index (reflects no deduction for fees or expenses)	12.67%	6.63%
FTSE EPRA/NAREIT Developed Index (Net, USD, Unhedged) (reflects no deduction for fees or expenses)	10.55%	6.89%
Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged) (reflects no deduction for fees or expenses)	15.79%	6.00%
Multi-Manager Real Assets Strategy Composite Index (reflects no deduction for fees or expenses)	13.19%	3.75%

Effective October 1, 2018, the Funds’ Prospectus is revised as follows:

The following replaces the first paragraph under “Goldman Sachs Multi-Manager Non-Core Fixed Income Fund—Summary—Additional Information”:

The Fund’s primary benchmark index is the Multi-Manager Non-Core Fixed Income Composite Dynamic Index, which is comprised of the Bloomberg Barclays Global High Yield Corporate Index (Gross, USD, Unhedged), the Credit Suisse Leveraged Loan Index (Gross, USD, Unhedged), the J.P. Morgan Emerging Market Bond Index (EMBISM) Global Diversified Index (Gross, USD, Unhedged) and the J.P. Morgan Government Bond Index—Emerging Markets (GBI-EMSM) Global Diversified Index (Gross, USD, Unhedged). The constituent indexes of the Multi-Manager Non-Core Fixed Income Composite Dynamic Index are weighted in accordance with the relative market capitalizations of each constituent index (as determined by the constituent index providers) as of the last business day of the previous calendar year.

The following replaces the first sentence in the first paragraph under “Goldman Sachs Multi-Manager Non-Core Fixed Income Fund—Summary—Performance”:

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class R6 Shares from year to year; and (b) how the average annual total returns of the Fund’s Class R6 Shares compare to the Multi-Manager Non-Core Fixed Income Composite Dynamic Index, a custom primary benchmark comprised of the Bloomberg Barclays Global High Yield Corporate Index (Gross, USD, Unhedged), the Credit Suisse Leveraged Loan Index (Gross, USD, Unhedged), the J.P. Morgan EMBISM Global Diversified Index (Gross, USD, Unhedged) and the J.P. Morgan GBI-EMSM Global Diversified Index (Gross, USD, Unhedged), as weighted in accordance with the relative market capitalizations of each constituent index (as determined by the constituent index providers) as of the last business day of the previous calendar year. Prior to October 1, 2018, the Fund’s benchmark was the Multi-Manager Non-Core Fixed Income Composite Index (comprised of the Bloomberg Barclays U.S. High-Yield 2% Issuer Capped Bond Index (Gross, USD, Unhedged) (40%), the Credit Suisse Leveraged Loan Index (Gross, USD, Unhedged) (20%), the J.P. Morgan EMBISM Global Diversified Index (Gross, USD, Unhedged) (20%) and the J.P. Morgan GBI-EMSM Global Diversified Index (Gross, USD, Unhedged) (20%)). The Investment Adviser believes that the Multi-Manager Non-Core Fixed Income Composite Dynamic Index is a more appropriate benchmark against which to measure the performance of the Fund, as compared to the Multi-Manager Non-Core Fixed Income Composite Index.

The following replaces in its entirety the table under “Goldman Sachs Multi-Manager Non-Core Fixed Income Fund—Summary—Average Annual Total Return”:

For the period ended December 31, 2017	1 Year	Since Inception
Class R6 Shares (Inception 03/31/15)
Returns Before Taxes	7.38%	3.43%
Returns After Taxes on Distributions	5.07%	1.34%
Returns After Taxes on Distributions and Sale of Fund Shares	4.29%	1.69%
Multi-Manager Non-Core Fixed Income Composite Dynamic Index (reflects no deduction for fees, expenses or taxes)	9.65%	5.48%
Multi-Manager Non-Core Fixed Income Composite Index (reflects no deduction for fees, expenses or taxes)	8.91%	5.54%
Bloomberg Barclays U.S. High-Yield 2% Issuer Capped Bond Index (Gross, USD, Unhedged) (reflects no deduction for fees, expenses or taxes)	7.50%	5.98%
Bloomberg Barclays Global High Yield Corporate Index (Gross, USD, Unhedged) (reflects no deduction for fees, expenses or taxes)	10.29%	6.54%
Credit Suisse Leveraged Loan Index (Gross, USD, Unhedged) (reflects no deduction for fees, expenses or taxes)	4.25%	4.12%
J.P. Morgan EMBISM Global Diversified Index (Gross, USD, Unhedged) (reflects no deduction for fees, expenses or taxes)	10.26%	6.98%
J.P. Morgan GBI-EMSM Global Diversified Index (Gross, USD, Unhedged) (reflects no deduction for fees, expenses or taxes)	15.21%	4.27%